UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  28-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Compliance Officer
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

      /s/  Phil Corbet     Guernsey, Channel Islands     April 01, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-12890                      Longview Partners LP

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $1,046,909 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    66679  3117300 SH       DEFINED 01            2870900        0   246400
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    95437  1554600 SH       DEFINED 01            1421700        0   132900
AMERICAN INTL GROUP INC        COM              026874107    83142  1426100 SH       DEFINED 01            1313300        0   112800
BANK OF NEW YORK MELLON CORP   COM              064058100   103742  2127600 SH       DEFINED 01            1959100        0   168500
CISCO SYS INC                  COM              17275R102    77823  2874890 SH       DEFINED 01            2587690        0   287200
COREL CORP NEW                 COM              21869X103     1730   161700 SH       DEFINED 01             161700        0
CVS CAREMARK CORPORATION       COM              126650100    87335  2197100 SH       DEFINED 01            1996700        0   200400
EQUIFAX INC                    COM              294429105    45948  1263700 SH       DEFINED 01            1111400        0   152300
FIDELITY NATL INFORMATION SV   COM              31620M106    82839  1991800 SH       DEFINED 01            1841100        0   150700
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    96681   912600 SH       DEFINED 01             837000        0    75600
MICROSOFT CORP                 COM              594918104   102079  2867380 SH       DEFINED 01            2646880        0   220500
ORACLE CORP                    COM              68389X105   104143  4612190 SH       DEFINED 01            4249590        0   362600
R H DONNELLEY CORP             COM NEW          74955W307    40873  1120425 SH       DEFINED 01            1027825        0    92600
UNITED TECHNOLOGIES CORP       COM              913017109    58458   763752 SH       DEFINED 01             693452        0    70300